PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
Summary of Prepayments, Other Receivables and Other Assets

(Dollars in thousands)	June 30, 2025	December 31, 2024
Other collaboration receivables	$194,198	$112,656
Other receivables	1,050	780
Lease receivables	336	568
VAT recoverable	5,824	4,597
Prepayments	17,668	12,374
Total	$219,076	$130,975